Notes to the consolidated balance sheet - Trade Receivables and Other Current Assets and Receivables - Other Current Assets and Receivables (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative Line items
CIR and other research tax credits receivable	€ 4,385	€ 5,994
Other	19	13
Tax receivables	4,405	6,007
Prepaid expenses	8,576	8,601
Short-term deposit accounts	50	1,048
Current accrued income	758	117
Liquidity agreement - Cash	293	282
Sales tax receivable	3,000	3,057
Other receivables	1,424	162
Other current assets	14,101	13,267
Other current assets and receivables	18,505	19,274
Decrease in short-term deposit accounts	1,000
Amount of deposits with change in maturity term		€ 1,000
Amount of deposits closed	50
Licensing and collaboration agreement with CTTQ
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative Line items
Current accrued income	€ 700